Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Schedule of Equity	Total equity for the Group as of December 31, 2025, and 2024, was as follows:

	December 31, 2025 $	December 31, 2024 $
Equity
Share capital, £0.01 par value, issued and paid 257,927,489, as of December 31, 2025 and 2024	4,860	4,860
Share premium	290,262	290,262
Treasury shares, 16,243,451 and 18,506,177 as of December 31, 2025 and 2024, respectively	(41,154)	(46,864)
Merger reserve	138,506	138,506
Translation reserve	182	182
Other reserves	(3,352)	(4,726)
Retained earnings/(accumulated deficit)	(77,231)	32,486
Equity attributable to owners of the Group	312,073	414,707
Non-controlling interests	(6,397)	(6,774)
Total equity	305,676	407,933